Segment information - Results for the segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Time charter revenues	$ 143,095	$ 145,321	$ 144,952
Other revenue	0	115	1,609
Total revenues	143,095	145,436	146,561
Operating expenses	(33,812)	(40,731)	(33,111)
Equity in earnings (losses) of joint ventures	6,420	6,078	17,938
Depreciation, Depletion and Amortization	(20,937)	(21,477)	(21,146)
Operating income (loss)	94,766	89,306	110,242
Gain (loss) on debt extinguishment	0	1,030	0
Gain (loss) on derivative instruments	0	0	4,681
Other financial income (expense), net	(26,057)	(30,320)	(28,996)
Income (loss) before tax	68,709	60,016	85,927
Income tax benefit (expense)	(5,564)	(7,275)	(8,305)
Net income (loss)	63,145	52,741	77,622
Preferred unitholders' interest in net income	14,802	13,850	12,303
Limited partners' interest in net income (loss)	48,343	38,891	65,319
Vessels, net of accumulated depreciation	619,620	640,431
Net investment in financing lease	274,257	278,904
Goodwill	251	251	251
Advances to joint ventures	4,153	3,831
Total assets	981,810	1,012,800
Accumulated earnings of joint ventures	9,690	3,270
Expenditures for vessels & equipment	8	211
Expenditures for drydocking	0	3,107
Impairment/retirement of equipment		0
Principal repayment direct financing lease	4,551	4,168
Amortization of above market & contract extension	3,052	3,631	3,631
Majority held FSRUs [Member]
Time charter revenues	143,095	145,321	144,952
Other revenue		115	1,609
Total revenues	143,095	145,436	146,561
Operating expenses	(27,462)	(34,266)	(27,294)
Equity in earnings (losses) of joint ventures	0	0
Segment EBITDA	115,633	111,170	119,267
Depreciation, Depletion and Amortization	(20,937)	(21,477)	(21,146)
Operating income (loss)	94,696	89,693	98,121
Gain (loss) on debt extinguishment		1,030
Gain (loss) on derivative instruments	0	0	4,681
Other financial income (expense), net	(9,072)	(12,511)	(26,381)
Income (loss) before tax	85,624	78,212	76,421
Income tax benefit (expense)	(5,564)	(7,278)	(8,253)
Net income (loss)	80,060	70,934	68,168
Preferred unitholders' interest in net income	0	0
Limited partners' interest in net income (loss)	80,060	70,934	68,168
Vessels, net of accumulated depreciation	619,620	640,431
Net investment in financing lease	274,257	278,904
Goodwill	251	251
Advances to joint ventures	0	0
Total assets	969,278	996,201
Accumulated earnings of joint ventures	0	0
Expenditures for vessels & equipment	8	211
Expenditures for drydocking	0	3,107
Impairment/retirement of equipment		0
Principal repayment direct financing lease	4,551	4,168
Amortization of above market & contract extension	3,052	3,631	3,631
Joint venture FSRUs [Member]
Time charter revenues	43,572	42,433	43,169
Other revenue		0
Total revenues	43,572	42,433	43,169
Operating expenses	(9,452)	(9,044)	(10,932)
Equity in earnings (losses) of joint ventures	0	0
Segment EBITDA	34,120	33,389	32,237
Depreciation, Depletion and Amortization	(9,965)	(10,030)	(9,725)
Operating income (loss)	24,155	23,359	22,512
Gain (loss) on debt extinguishment		0
Gain (loss) on derivative instruments	(6,073)	(5,209)	8,496
Other financial income (expense), net	(11,662)	(12,072)	(13,070)
Income (loss) before tax	6,420	6,078	17,938
Income tax benefit (expense)	0	0
Net income (loss)	6,420	6,078	17,938
Preferred unitholders' interest in net income	0	0
Limited partners' interest in net income (loss)	6,420	6,078	17,938
Vessels, net of accumulated depreciation	242,226	252,789
Net investment in financing lease	0	0
Goodwill	0	0
Advances to joint ventures	0	0
Total assets	267,003	284,174
Accumulated earnings of joint ventures	0	0
Expenditures for vessels & equipment	75	195
Expenditures for drydocking	2	913
Impairment/retirement of equipment		(75)
Principal repayment direct financing lease	0	0
Amortization of above market & contract extension	0	0
Other Segments [Member]
Time charter revenues	0	0
Other revenue		0
Total revenues	0	0
Operating expenses	(6,350)	(6,465)	(5,817)
Equity in earnings (losses) of joint ventures	0	0
Segment EBITDA	(6,350)	(6,465)	(5,817)
Depreciation, Depletion and Amortization	0	0
Operating income (loss)	(6,350)	(6,465)	(5,817)
Gain (loss) on debt extinguishment		0
Gain (loss) on derivative instruments	0	0
Other financial income (expense), net	(16,985)	(17,809)	(2,615)
Income (loss) before tax	(23,335)	(24,274)	(8,432)
Income tax benefit (expense)	0	3	(52)
Net income (loss)	(23,335)	(24,271)	(8,484)
Preferred unitholders' interest in net income	0	0
Limited partners' interest in net income (loss)	(23,335)	(24,271)	(8,484)
Vessels, net of accumulated depreciation	0	0
Net investment in financing lease	0	0
Goodwill	0	0
Advances to joint ventures	4,153	3,831
Total assets	12,532	16,599
Accumulated earnings of joint ventures	50	50
Expenditures for vessels & equipment	0	0
Expenditures for drydocking	0	0
Impairment/retirement of equipment		0
Principal repayment direct financing lease	0	0
Amortization of above market & contract extension	0	0
Total Segment Reporting [Member]
Time charter revenues	186,667	187,754	188,121
Other revenue		115	1,609
Total revenues	186,667	187,869	173,846
Operating expenses	(43,264)	(49,775)	(44,043)
Equity in earnings (losses) of joint ventures	0	0
Segment EBITDA	143,403	138,094	145,687
Depreciation, Depletion and Amortization	(30,902)	(31,507)	(30,871)
Operating income (loss)	112,501	106,587	114,816
Gain (loss) on debt extinguishment		1,030
Gain (loss) on derivative instruments	(6,073)	(5,209)	13,177
Other financial income (expense), net	(37,719)	(42,392)	(42,066)
Income (loss) before tax	68,709	60,016	85,927
Income tax benefit (expense)	(5,564)	(7,275)	(8,305)
Net income (loss)	63,145	52,741	77,622
Preferred unitholders' interest in net income	0	0
Limited partners' interest in net income (loss)	63,145	52,741	77,622
Vessels, net of accumulated depreciation	861,846	893,220
Net investment in financing lease	274,257	278,904
Goodwill	251	251
Advances to joint ventures	4,153	3,831
Total assets	1,248,813	1,296,974
Accumulated earnings of joint ventures	50	50
Expenditures for vessels & equipment	83	406
Expenditures for drydocking	2	4,020
Impairment/retirement of equipment		(75)
Principal repayment direct financing lease	4,551	4,168
Amortization of above market & contract extension	3,052	3,631
Eliminations [Member]
Time charter revenues	(43,572)	(42,433)	(43,169)
Other revenue		0
Total revenues	(43,572)	(42,433)	(43,169)
Operating expenses	9,452	9,044	10,932
Equity in earnings (losses) of joint ventures	6,420	6,078	17,938
Depreciation, Depletion and Amortization	9,965	10,030	9,725
Gain (loss) on derivative instruments	6,073	5,209	(8,496)
Other financial income (expense), net	11,662	12,072	13,070
Income (loss) before tax	0	0
Income tax benefit (expense)	0	0
Net income (loss)	0	0
Preferred unitholders' interest in net income	14,802	13,850	12,303
Limited partners' interest in net income (loss)	(14,802)	(13,850)	$ (12,303)
Vessels, net of accumulated depreciation	(242,226)	(252,789)
Net investment in financing lease	0	0
Goodwill	0	0
Advances to joint ventures	0	0
Total assets	(267,003)	(284,174)
Accumulated earnings of joint ventures	9,640	3,220
Expenditures for vessels & equipment	(75)	(195)
Expenditures for drydocking	(2)	(913)
Impairment/retirement of equipment		75
Principal repayment direct financing lease	0	0
Amortization of above market & contract extension	$ 0	$ 0